DIVESTITURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges	$ 1	$ 6
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Operating Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration on disposal of assets		38
Asset impairment charges		$ 12